Convertible Promissory Notes Payable - Schedule of Convertible Promissory Notes (Details) (Parenthetical)	Mar. 31, 2017 USD ($)
Redwood Capital, February 16, 2017 [Member]
Convertible promissory note, debt discount	$ 3,050
Redwood Capital, March 15, 2017 [Member]
Convertible promissory note, debt discount	$ 2,250